UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02365

                      PROSPECT STREET(R) INCOME SHARES INC.
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
      -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          -------------------
                      Date of fiscal year end: DECEMBER 31
                                               ----------------
                     Date of reporting period: JUNE 30, 2007
                                               ----------------
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PROSPECT STREET INCOME SHARES INC.
13455 Noel Road, Suite 800
Dallas, TX 75240




                               PROSPECT STREET(R)
                               INCOME SHARES, INC.






                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007

                                                                  CNN-SAR-0607


[GRAPHIC OMITTED]
PROSPECT STREET LOGO

CONTENTS

  1  Letter to Stockholders
  2  Portfolio Statistics
  3  Schedule of Investments
  8  Statement of Assets and Liabilities
  9  Statement of Operations
 10  Statement of Cash Flows
 11  Statements of Changes in Net Assets
 12  Financial Highlights
 13  Notes to Financial Statements
 19  Additional Information



THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS OF PROSPECT STREET INCOME SHARES, INC.

LETTER TO STOCKHOLDERS

Dear Stockholders:
     We are pleased to provide you with our report for Prospect Street Income Shares, Inc. (the "Fund") for the six months ended June 30, 2007. On June 30, 2007, the net asset value of the Fund was $6.62 per share, as compared to $6.59 on December 31, 2006. On June 30, 2007, the closing market price of the Fund's shares on the New York Stock Exchange was $6.14 per share, as compared to $6.08 on December 31, 2006. During the six months ended June 30, 2007, the Fund declared distributions to common stockholders of $0.225 per share.

THE FUND'S INVESTMENTS:
     The total return on the Fund's per share market price, assuming reinvestment of distributions, for the six months ended June 30, 2007, was 4.72%. The total return on the Fund's net assets, assuming reinvestment of distributions, was 4.17% for the six months ended June 30, 2007. The variation in total returns is attributable to the increase in the market price of the Fund's shares of 0.99% relative to an increase in the net asset value of the Fund's shares of 0.65% during the period.

DISTRIBUTION DECLARATIONS:
     On May 25, 2007, the Fund's Board of Directors declared a quarterly distributions of $0.1125 per common share, payable on July 13, 2007.


                             Respectfully submitted,





                             /S/JAMES DONDERO
                             James Dondero
                             Chief Executive Officer and President



                             /S/MARK OKADA
                             Mark Okada
                             Executive Vice President

PROSPECT STREET INCOME SHARES, INC.
PORTFOLIO STATISTICS
AS OF JUNE 30, 2007 (UNAUDITED)


INVESTMENT TYPE BY MARKET VALUE
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
Corporate Notes & Senior Loans ...  2.51%
Claims ...........................  0.27%
Corporate Notes and Bonds ........ 93.94%
Common Stocks.....................  3.28%

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2007



                                                                              RATINGS
                                                                          ---------------
  PRINCIPAL                                                                        STANDARD &  VALUE (K)
 AMOUNT ($)   DESCRIPTION                                                 MOODY'S   POOR'S       ($)
-----------   -----------                                                 -------- ---------   ----------
 SENIOR LOANS - 3.35% (A) (B)

              AEROSPACE AND DEFENSE - 0.76%
    500,000   US Airways Group, Inc.,Term Loan, 7.85%, 03/23/2014 .           NR       NR          502,555
                                                                                              ------------
                                                                                                   502,555
                                                                                              ------------
              BUILDINGS AND REAL ESTATE - 0.76%
    500,000   Ainsworth Lumber Co., Ltd.,Term Loan, 06/12/2014 (c).           B2       CCC+        502,657
                                                                                              ------------
                                                                                                   502,657
                                                                                              ------------
              CARGO TRANSPORT - 1.45%
    986,290   SIRVA Worldwide, Inc.,Tranche B Term Loan, 11.60%,
                 12/01/2010 .......................................           NR       NR          951,770
                                                                                              ------------
                                                                                                   951,770
                                                                                              ------------
              CONTAINERS, PACKAGING AND GLASS - 0.38%
    250,000   Consolidated Container Co., LLC, Second Lien Term Loan,
                 10.82%, 09/21/2014 ...............................         Caa2       NR          250,418
                                                                                              ------------
                                                                                                   250,418
                                                                                              ------------
               TOTAL SENIOR LOANS (COST $2,218,320)................                              2,207,400
                                                                                              ------------
 CORPORATE NOTES & BONDS - 125.73% (A)

              AEROSPACE AND DEFENSE - 0.53%
  3,000,000   Delta Airlines, Inc., 8.30%, 08/11/2020 (d) (e)......           NR       NR          217,500
  1,000,000   Northwest Airlines, Inc., 8.88%, 12/30/2027 (d) (e)..           NR       NR          132,500
                                                                                              ------------
                                                                                                   350,000
                                                                                              ------------
              AUTOMOBILE - 4.62%
  3,000,000   American Tire Distributors Holdings, Inc., 11.60%,
                04/01/2012 (f) ....................................           Caa1     CCC+      3,045,000
                                                                                              ------------
                                                                                                 3,045,000
                                                                                              ------------
              BROADCASTING AND ENTERTAINMENT - 5.85%
  2,000,000   Liberty Media Corp., 7.88%, 07/15/2009 ..............           Ba2      BB+       2,084,596
  1,500,000   Time Warner Entertainment Co., LP, 10.15%, 05/01/2012           Baa1     BBB+      1,765,667
                                                                                              ------------
                                                                                                 3,850,263
                                                                                              ------------
              BUILDINGS AND REAL ESTATE - 9.75%
  2,750,000   Black & Decker, 5.75%, 11/15/2016 ...................           Baa2     BBB       2,671,399
    250,000   Masonite Corp., 11.00%, 04/06/2015 (d) (g)...........           NR       NR          232,500
  2,500,000   Realogy Corp., 10.50%, 04/15/2014 (d) (g)............           Caa1     B-        2,387,500
  1,000,000   SUSA Partnership, LP, 7.45%, 07/01/2018 .............           Aa1      AAA       1,124,441
                                                                                              ------------
                                                                                                 6,415,840
                                                                                              ------------
              CABLE AND OTHER PAY TELEVISION SERVICES - 2.55%
    500,000   CCH I LLC, 11.00%, 10/01/2015 .......................           Caa2     CCC         524,375
  1,000,000   Comcast Cable Holdings, 9.80%, 02/01/2012 ...........           NR       BBB+      1,155,334
                                                                                              ------------
                                                                                                 1,679,709
                                                                                              ------------


                        See accompanying notes to the Financial statements.
                                            3

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
AS OF JUNE 30, 2007


                                                                              Ratings
                                                                          ---------------
  Principal                                                                        Standard &  Value (k)
 Amount ($)   Description                                                 Moody's   Poor's       ($)
-----------   -----------                                                 -------- ---------   ----------
CORPORATE NOTES AND BONDS (CONTINUED)
             CARGO TRANSPORT - 0.32%
    250,000   Motor Coach Industries International, Inc., 11.25%,
                 05/01/2009 .......................................           Ca       NR          208,750
                                                                                              ------------
                                                                                                   208,750
                                                                                              ------------
              CHEMICALS, PLASTICS AND RUBBER - 6.11%
  2,000,000   Albemarle Corp., 5.10%, 02/01/2015 ..................           Baa3     BBB       1,877,664
  2,000,000   Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/2011           Baa1     BBB+      2,146,192
                                                                                              ------------
                                                                                                 4,023,856
                                                                                              ------------
              CONTAINERS, PACKAGING AND GLASS - 10.71%
  2,000,000   Sealed Air Corp., 5.63%, 07/15/2013 (g)..............           Baa3     BBB       1,972,622
  4,750,000   Solo Cup Co., 8.50%, 02/15/2014 (d)..................           Caa2     CCC-      4,180,000
  1,000,000   Tekni-Plex, Inc., Series B, 12.75%, 06/15/2010 (d)...           Caa3     C           895,000
                                                                                              ------------
                                                                                                 7,047,622
                                                                                              ------------
              ELECTRONICS - 6.57%
  2,500,000   Charys Holding Co., Inc., 8.75%, 02/16/2012 (g)......           NR       NR        2,525,000
  2,000,000   MagnaChip Semiconductor, 8.61%, 12/15/2011 (f).......           B1       B         1,800,000
                                                                                              ------------
                                                                                                 4,325,000
                                                                                              ------------
              ENVIRONMENTAL SERVICES - 3.14%
  2,000,000   Republic Services, Inc., 6.75%, 08/15/2011 ..........           Baa2     NR        2,065,874
                                                                                              ------------
                                                                                                 2,065,874
                                                                                              ------------
              FINANCE - 11.64%
  3,500,000   Allied Capital Corp., 6.00%, 04/01/2012 .............           Baa2     BBB+      3,454,510
  2,000,000   BankAmerica Institutional, Series A, 8.07%, 12/31/2026 (g)      Aa3      A-        2,080,700
    500,000   iPayment, Inc., 9.75%, 05/15/2014 ...................           Caa1     CCC+        502,500
  1,500,000   Penhall International, Corp., 12.00%, 08/01/2014 (g).           B3       CCC+      1,627,500
                                                                                              ------------
                                                                                                 7,665,210
                                                                                              ------------
              FOOD, BEVERAGE AND TOBACCO - 2.91%
    500,000   Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (g).           B1       B-          462,500
              Pinnacle Foods Finance LLC
    500,000      9.25%, 04/01/2015 (g).............................           Caa2     CCC         485,000
  1,000,000      10.63%, 04/01/2017 (d) (g)........................           Caa2     CCC         967,500
                                                                                              ------------
                                                                                                 1,915,000
                                                                                              ------------
              HEALTHCARE, EDUCATION AND CHILDCARE - 4.97%
    935,773   Argatroban Royalty Sub LLC, 12.00%, 09/30/2014 ......           NR       NR          954,489
  1,527,500   Pharma IV, 12.00%, 06/30/2014 .......................           NR       NR        1,626,787
    500,000   Select Medical Corp., 7.63%, 02/01/2015 (d)..........           B3       CCC+        450,000
    250,000   Teva Pharmaceutical Finance LLC., 5.55%, 02/01/2016 .           Baa2     BBB         239,948
                                                                                              ------------
                                                                                                 3,271,224
                                                                                              ------------

                See accompanying notes to the Financial statements.
                                        4

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
AS OF JUNE 30, 2007


                                                                              Ratings
                                                                          ---------------
  Principal                                                                        Standard &  Value (k)
 Amount ($)   Description                                                 Moody's   Poor's       ($)
-----------   -----------                                                 -------- ---------   ----------
CORPORATE NOTES AND BONDS (CONTINUED)
              HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER - 6.56%
              Spectrum Brands, Inc.
  2,500,000      11.00%, 10/02/2013 PIK (d) (f)....................           Caa3     CCC-      2,337,500
  2,450,000      7.38%, 02/01/2015 (d).............................           Caa3     CCC-      1,981,438
                                                                                              ------------
                                                                                                 4,318,938
                                                                                              ------------
              HOTELS, MOTELS, INNS AND GAMING - 3.87%
  3,000,000   Harrahs Operating Co., Inc., 5.38%, 12/15/2013 ......           Baa3     BB        2,545,824
                                                                                              ------------
                                                                                                 2,545,824
                                                                                              ------------
              INSURANCE - 3.04%
  2,000,000   HUB International Holdings, Inc., 10.25%, 06/15/2015            NR       NR        2,000,000
                                                                                              ------------
                                                                                                 2,000,000
                                                                                              ------------
              LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT - 10.66%
  2,250,000   Six Flags, Inc., 4.50%, 05/15/2015 ..................           Caa1     CCC       2,660,625
  4,500,000   Wimar Opco LLC Finance Corp., 9.63%, 12/15/2014 (g)..           B3       CCC+      4,353,750
                                                                                              ------------
                                                                                                 7,014,375
                                                                                              ------------
              OIL AND GAS - 7.94%
  2,000,000   Dominion Resources, Inc., 5.00%, 03/15/2013 .........           Baa2     BBB       1,925,044
    750,000   Energy XXI Gulf Coast, Inc., 10.00%, 06/15/2013 (g)..           Caa2     CCC         733,125
  1,500,000   Secunda International, Ltd., 13.36%, 09/01/2012 (f)..           B2       B-        1,560,000
  1,000,000   SemGroup, LP, 8.75%, 11/15/2015 (g)..................           B1       NR        1,010,000
                                                                                              ------------
                                                                                                 5,228,169
                                                                                              ------------
              PRINTING AND PUBLISHING - 3.19%
  2,000,000   Network Communications, Inc., 10.75%, 12/01/2013 ....           B2       B-        2,100,000
                                                                                              ------------
                                                                                                 2,100,000
                                                                                              ------------
              RETAIL STORES - 8.03%
  3,000,000   JC Penney Corp., Inc., 7.95%, 04/01/2017 ............           Baa3     BBB-      3,331,554
  2,000,000   Macy's Retail Holdings, Inc., 5.90%, 12/01/2016 .....           Baa2     BBB       1,952,722
                                                                                              ------------
                                                                                                 5,284,276
                                                                                              ------------
              TELECOMMUNICATIONS - 6.32%
  1,000,000   Digicel Group, Ltd., 8.88%, 01/15/2015 (d) (g).......           Caa2     NR          982,500
  1,000,000   Grande Communications Holdings, Inc., 14.00%, 04/01/2011        Caa1     B         1,085,000
  2,000,000   ICO North America, 7.50%, 08/15/2009 ................           NR       NR        2,090,000
                                                                                              ------------
                                                                                                 4,157,500
                                                                                              ------------
              UTILITIES - 6.45%
  2,000,000   Kiowa Power Partners LLC, 5.74%, 03/30/2021 (g)......           Baa3     BBB-      1,924,658
    500,000   Southern Power Co., Series D, 4.88%, 07/15/2015 .....           Baa1     BBB+        465,169
  1,867,657   Tenaska Virginia Partners LP, 6.12%, 03/30/2024 (g)..           NR       NR        1,854,748
                                                                                              ------------
                                                                                                 4,244,575
                                                                                              ------------

             TOTAL CORPORATE NOTES & BONDS (COST $82,960,837)......                             82,757,005
                                                                                              ------------

                     See accompanying notes to the Financial statements.

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
AS OF JUNE 30, 2007

                                                                              Ratings
                                                                          ---------------
  Principal                                                                        Standard &  Value (k)
 Amount ($)   Description                                                 Moody's   Poor's       ($)
-----------   -----------                                                 -------- ---------   ----------
 CLAIMS - 0.37% (H)

              AEROSPACE AND DEFENSE - 0.37%
              Northwest Airlines, Inc.
    400,000      ALPA Trade Claim, 08/21/2013 .....................           NR       NR           48,500
    421,500      IAM Trade Claim, 08/21/2013 ......................           NR       NR           51,107
    468,300      Retiree Claim, 08/21/2013 ........................           NR       NR           56,781
    710,200      Flight Attendant Claim, 08/21/2013 ...............           NR       NR           83,449
                                                                                              ------------

             TOTAL CLAIMS (COST $445,697)..........................                                239,837
                                                                                              ------------
   Shares
-----------
 COMMON STOCKS - 4.40% (A) (I)

     68,864   Delta Air Lines, Inc. ...............................                              1,356,623
     69,252   Northwest Airlines, Inc. ............................                              1,537,394
                                                                                              ------------

             TOTAL COMMON STOCKS (COST $3,360,707).................                              2,894,017
                                                                                              ------------
 PREFERRED STOCKS - 0.00% (A) (I)

     10,000   Adelphia Communications Corp., Series B .............                                      0
  1,000,000   Adelphia Recovery Trust .............................                                      0
                                                                                              ------------

             TOTAL PREFERRED STOCKS (COST $935,000)................                                      0
                                                                                              ------------
 RIGHTS - 0.00%

              AEROSPACE - AIRLINES - 0.00%
      3,473   Northwest Airlines Inc., Expires 07/07/07 ...........                                      9
                                                                                              ------------
                                                                                                         9
                                                                                              ------------

             TOTAL RIGHTS (COST $0)................................                                      9
                                                                                              ------------
   Units
-----------
 WARRANTS - 0.00% (A) (I)

      1,000   Grande Communications 04/01/2011 ....................                                     10
     17,481   Pathmark Stores, Inc. 09/19/2010 ....................                                    895
      1,000   XM Satellite Radio, Inc., 03/15/2010 ................                                      0
                                                                                              ------------

             TOTAL WARRANTS (COST $140,010)........................                                    905
                                                                                              ------------
             TOTAL INVESTMENTS - 133.85% (COST $90,060,571) (J)....                             88,099,173
                                                                                              ------------
             OTHER ASSETS & LIABILITIES, NET - 11.73%..............                              7,721,670
                                                                                              ------------
             PREFERRED STOCK - (45.58)%............................                            (30,000,000)
                                                                                              ------------
             NET ASSETS APPLICABLE TO COMMON STOCK - 100.00%.......                             65,820,843
                                                                                              ============

                       See accompanying notes to the Financial statements.
                                         6

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
AS OF JUNE 30, 2007

(a) Percentages are based on net assets applicable to common stock.
(b) Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major U. S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at June 30, 2007. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(c) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(d) Securities (or a portion of securities) on loan, as of June 30, 2007. See footnote 8.
(e) The issuer is in default of certain debt covenants. Income is not being accrued.
(f) Variable rate Corporate Note & Bond. The interest rate shown reflects the rate in effect at June 30, 2007.
(g) Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2007, the market value of these securities aggregated $23,599,603 or 35.85% of net assets applicable to common stock. These securities have been determined by the Fund's investment adviser to be liquid securities.
(h) Security represents an unsecured, unfunded claim generated against the company that will be converted into equity upon the completion of court proceedings.
(i) Non-income producing security.
(j) The cost on a tax basis is identical to book. Unrealized appreciation and depreciation on investments is as follows:

    Gross unrealized appreciation  $ 1,815,490
    Gross unrealized depreciation   (3,776,888)
                                   ------------
    Net unrealized depreciation    $(1,961,398)
                                   ============
(k) See footnote 2(a)

PIK  Payment in Kind
"NR" Not Rated



                   See accompanying notes to the financial statements.
                                          7

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2007

                                                                                                ($)
                                                                                             -------------

ASSETS:
   Investment in securities, at value ($90,060,571, at cost)...............................     88,099,173
   Cash and cash equivalents...............................................................      7,569,431
   Cash held as collateral for securities loaned (Note 8)..................................     16,420,930
   Interest and dividend receivable........................................................      1,667,225
   Receivable for Investments sold.........................................................      9,780,329
   Prepaid assets..........................................................................         26,909
                                                                                             -------------
     Total assets..........................................................................    123,563,997
                                                                                             -------------

LIABILITIES:
   Payable upon receipt of securities loaned (Note 8)......................................     16,420,930
   Payable for Investments purchased.......................................................      9,908,333
   Investment advisory fee payable.........................................................        121,585
   Dividend payable........................................................................      1,119,049
   Preferred shares distribution payable...................................................         22,363
   Other accounts payable..................................................................        150,894
                                                                                             -------------
     Total liabilities.....................................................................     27,743,154
                                                                                             -------------

PREFERRED SHARES:
   Preferred shares, $0.01 par value ($25,000 liquidation preference)
     Authorized - 1,000,000 shares
     Issued and outstanding - 1,200 Series T shares (Note 7)...............................     30,000,000
                                                                                             -------------
     Total preferred shares................................................................     30,000,000
                                                                                             -------------

NET ASSETS APPLICABLE TO COMMON STOCK:
   Common stock, $1.00 par value -
     Authorized - 15,000,000 shares
     Issued and outstanding - 9,947,104 shares.............................................      9,947,104
   Capital in excess of par value..........................................................     85,850,066
   Accumulated net realized gain/(loss) from security transactions.........................    (28,739,655)
   Undistributed net investment income.....................................................        724,726
   Net unrealized appreciation/(depreciation) on investments ..............................     (1,961,398)
                                                                                             -------------
     Net assets applicable to common stock.................................................     65,820,843
                                                                                             =============
     Net asset value per common stock outstanding..........................................           6.62
                                                                                             =============


                        See accompanying notes to the financial statements.
                                                8

PROSPECT STREET INCOME SHARES, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)


                                                                                                 ($)
                                                                                             -------------
INVESTMENT INCOME:
   Interest Income.........................................................................      3,586,818
   Accretion of bond premiums..............................................................        (51,537)
   Dividend income.........................................................................         70,026
   Securities lending income...............................................................         26,318
                                                                                             -------------
         Total investment income...........................................................      3,631,625
                                                                                             -------------
EXPENSES:
   Investment advisory fee (Note 3)........................................................        240,831
   Administration fee......................................................................         36,666
   Transfer agency fees....................................................................         23,811
   Printing expense........................................................................         18,058
   Legal fees .............................................................................         23,057
   Registration expenses...................................................................          8,569
   Audit fees..............................................................................         25,581
   Insurance expenses......................................................................         41,655
   Custody fee.............................................................................         14,336
   Preferred shares broker expense.........................................................         37,751
   Directors' fees and expenses (Note 5)...................................................         10,413
   Texas franchise tax expense.............................................................          2,311
   Miscellaneous expense...................................................................         25,887
                                                                                             -------------
         Net operating expenses............................................................        508,926
   Interest expense........................................................................         35,744
                                                                                             -------------
         Net expenses......................................................................        544,670
                                                                                             -------------
         Net investment income.............................................................      3,086,955
                                                                                             -------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments.................................................      2,984,834
   Net change in unrealized appreciation/(depreciation) on investments.....................     (2,795,920)
                                                                                             -------------
         Net realized and unrealized gain/(loss) on investments............................        188,914
                                                                                             -------------
 DISTRIBUTIONS TO PREFERRED STOCKHOLDERS...................................................       (769,181)
                                                                                             -------------
         Net change in net assets resulting from operations................................      2,506,688
                                                                                             =============



                      See accompanying notes to the financial statements.
                                                9

PROSPECT STREET INCOME SHARES, INC.
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)


                                                                                                 ($)
                                                                                             -------------

CASH FLOW FROM OPERATING ACTIVITIES:
   Interest received.......................................................................      3,670,933
   Decrease in cash held as collateral for securities loaned...............................    (11,583,757)
   Operating expenses paid.................................................................       (481,991)
   Preferred shares distributions..........................................................       (772,428)
   Purchase of portfolio securities........................................................   (154,268,868)
   Decrease in payable upon receipt of securities loaned...................................     11,583,757
   Sales and maturities of portfolio securities............................................    158,030,711
                                                                                             -------------
      Net cash provided by operating activities............................................      6,178,357
                                                                                             -------------

CASH FLOW FROM FINANCING ACTIVITIES:
   Common stock distributions paid from net investment income..............................     (2,213,231)
                                                                                             -------------
      Net cash used by financing activities................................................     (2,213,231)
                                                                                             -------------
NET CHANGE IN CASH ........................................................................      3,965,126
CASH, BEGINNING OF THE PERIOD..............................................................      3,604,305
                                                                                             -------------
CASH, END OF THE PERIOD....................................................................      7,569,431
                                                                                             =============

RECONCILIATION OF NET CHANGES IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH PROVIDED
BY OPERATING ACTIVITIES:
   Net change in net assets resulting from operations......................................      2,506,688
   Change in interest and dividends receivable.............................................        (12,228)
   Change in investments...................................................................      3,761,843
   Change in prepaids......................................................................         40,038
   Change in investment advisory fee payable...............................................          2,345
   Change in accrued expenses..............................................................         20,295
   Change in distributions payable.........................................................         (3,247)
   Net realized gain/(loss) on investments ................................................     (2,984,834)
   Net change in unrealized (appreciation) depreciation on investments.....................      2,795,920
   Accretion of bond discount..............................................................         51,537
                                                                                             -------------
      Net cash provided by operating activities............................................      6,178,357
                                                                                             =============

                         See accompanying notes to the financial statements.
                                              10

PROSPECT STREET INCOME SHARES, INC.
STATEMENTS OF CHANGES IN NET ASSETS



                                                                            Six Months
                                                                              Ended               Year
                                                                           June 30, 2007          Ended
                                                                            (unaudited)     December 31, 2006
                                                                                ($)                 ($)
                                                                         ----------------   ----------------

FROM OPERATIONS:
   Net investment income............................................          3,086,955          6,289,957
   Net realized gain/(loss) on investments sold and foreign currency          2,984,834          1,790,114
      transactions .................................................
   Net change in unrealized appreciation/(depreciation) on investments       (2,795,920)          (295,286)
   Distributions to preferred stockholders..........................           (769,181)        (1,470,283)
                                                                           -------------       ------------
        Net change in net assets resulting from operations..........          2,506,688          6,314,502
                                                                           -------------       ------------

FROM DISTRIBUTIONS TO COMMON STOCKHOLDERS:
   Distributions to common stockholders from net investment income..         (2,238,100)        (4,451,329)
                                                                            ------------       ------------
   Net decrease in net assets resulting from distributions..........         (2,238,100)        (4,451,329)
                                                                            ------------       ------------
   Total change in net assets.......................................            268,588          1,863,173

NET ASSETS APPLICABLE TO COMMON STOCK:
   Beginning of period..............................................         65,552,255         63,689,082
                                                                            ------------       ------------
   End of period (including undistributed net investment income of
        $724,726 and $645,052, respectively) ................................
                                                                             65,820,843         65,552,255
                                                                            ============       ============



                          See accompanying notes to the financial statements.
                                               11

PROSPECT STREET INCOME SHARES, INC.
FINANCIAL HIGHLIGHTS
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented



                                        SIX MONTHS
                                           ENDED
                                         JUNE 30,
                                           2007                FOR THE YEAR ENDED DECEMBER 31,
                                        (UNAUDITED)   2006       2005       2004       2003       2002
                                         --------   --------   --------   --------   --------   --------
 Net asset value, beginning of period .. $   6.59   $   6.40   $   6.75   $   6.49   $   5.90   $   6.77
                                         --------   --------   --------   --------   --------   --------
  Net investment income (a)............. $   0.32   $   0.63   $   0.58   $   0.59   $   0.60   $   0.75
  Net realized and unrealized gain/(loss)
    on Investments ..................... $   0.02   $   0.16   $  (0.37)  $   0.29   $   0.65   $  (0.74)
  Distributions to preferred
    shareholders ....................... $  (0.08)  $  (0.15)  $  (0.10)  $  (0.05)  $  (0.04)  $  (0.05)
                                         --------   --------   --------   --------   --------   --------
     Total from investment operations... $   0.26   $   0.64   $   0.11   $   0.83   $   1.21   $  (0.04)
                                         --------   --------   --------   --------   --------   --------
 Distributions:
   Distributions from accumulated net
    investment income to common
    stockholders ....................... $  (0.23)  $  (0.45)  $  (0.46)  $  (0.55)  $  (0.62)  $  (0.83)
Distributions from tax return of
   capital to common stockholders ......       --         --         --       0.02)        --          --
                                         --------   --------   --------   --------   --------   --------
     Total distributions................ $  (0.23)  $  (0.45)  $  (0.46)  $  (0.57)  $  (0.62)  $  (0.83)
                                         --------   --------   --------   --------   --------   --------
Net asset value, end of period ......... $   6.62   $   6.59   $   6.40   $   6.75   $   6.49   $   5.90
                                         ========   ========   ========   ========   ========   ========
Market price per share, end of period .. $   6.14   $   6.08   $   5.45   $   6.21   $   6.33   $   5.45
                                         ========   ========   ========   ========   ========   ========

Total investment return (b)
   Based on market price per share......    4.72%(c)  20.23%     (5.28%)     7.63%     27.52%     (2.48%)
                                         ========   ========   ========   ========   ========   ========
   Based on net asset value per share...    4.17%(c)  10.97%      2.33%     14.11%     20.51%     (0.59%)
                                         ========   ========   ========   ========   ========   ========
Net assets, end of period (d)........... $ 65,821   $ 65,552   $ 63,689   $ 66,183   $ 63,529    $57,160
                                         ========   ========   ========   ========   ========   ========
Preferred shares outstanding, end
  of period (d) ........................ $ 30,000   $ 30,000   $ 30,000   $ 30,000     30,000   $ 30,000
                                         ========   ========   ========   ========   ========   ========
Asset coverage:
  Per preferred stock share (e).........     319%       319%       312%       321%       312%       291%
Ratio of operating expenses to average
  net assets, applicable to common
  stock (f) ............................    1.53%      1.52%      1.40%      1.36%      1.55%      1.63%
Ratio of interest expenses to average
 net assets, applicable common stock ...    0.11%        --         --         --         --         --
Ratio of total expenses to average net
 assets, applicable to common stock (f).    1.64%      1.52%      1.40%      1.36%      1.55%      1.63%
Ratio of net investment income to average
 net assets, applicable to common stock (f) 9.27%      9.81%      8.79%      9.06%      9.73%     11.93%


Portfolio turnover rate ................  174.00%(c) 146.23%     60.23%     41.32%     51.87%     26.71%

(a) Per share net investment income or loss is calculated by dividing net investment income by the average number of shares outstanding during the period.
(b) Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Investment return assumes reinvestment of dividends.
(c)  Not annualized. (d) Dollars in thousands.
(e) Calculated by subtracting the Fund's total liabilities (not including senior securities) from the Fund's total assets and dividing such amount by the liquidation preference of the outstanding shares of Series T preferred stock.
(f) Ratios do not reflect the effect of dividend payments to preferred shareholders.



                      See accompanying notes to the financial statements.
                                              12

                       PROSPECT STREET INCOME SHARES, INC.
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2007 (UNAUDITED)


(1) ORGANIZATION AND OPERATIONS:

   Prospect Street Income Shares, Inc. (the "Fund") was organized as a corporation in the state of Maryland, and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(2) SIGNIFICANT ACCOUNTING POLICIES:
   (A) VALUATION OF INVESTMENTS

   Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

   Other investments, which comprise the major portion of the Fund's portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. ("Highland," or "Investment Adviser") based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair value priced in good faith by the Board of Directors.

   The fair value of restricted securities is determined by the Investment Adviser pursuant to procedures approved by the Board of Directors.

   (B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

   Security transactions are accounted for on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income and accretion of discounts are recorded on the accrual basis. Dividend income is recorded on ex-dividend date. It is the Fund's policy to place securities on non-accrual status when collection of interest is doubtful.

   (C) FEDERAL INCOME TAXES

   It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and gains, if any, to its stockholders each year, and as such, will not be subject to federal income taxes. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

                       PROSPECT STREET INCOME SHARES, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   The accumulated capital losses available to offset future capital gains, if any, expire in the amounts indicated below on the following dates:

                                          CARRYOVER
                                          AVAILABLE         EXPIRATION DATE
                                        ------------       -----------------
                                        $  2,656,461       December 31, 2007
                                           4,737,419       December 31, 2008
                                          15,317,739       December 31, 2009
                                           3,458,710       December 31, 2010
                                           3,196,740       December 31, 2011
                                           1,210,721       December 31, 2012
                                             873,134       December 31, 2013
                                        ------------
                                        $ 31,450,924
                                        ============

   In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes," ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. FASB required adoption of FIN 48 for fiscal years beginning after December 15, 2006, and FIN 48 is to be applied to all open tax years as of the effective date. However, on December 22, 2006, the Securities and Exchange Commission delayed the required implementation date of FIN 48 for investment management companies until June 29, 2007. As of June 29, 2007, the Fund evaluated the implications of FIN 48 and determined that there is no material impact on the consolidated financial statements.

   (D) CASH FLOW INFORMATION

   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying Statements of Changes in Net Assets, and additional information on cash receipts and cash payments is presented in the accompanying Statement of Cash Flows.

   (E) CASH AND CASH EQUIVALENTS

   The Fund considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

   (F) USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (G) ADDITIONAL ACCOUNTING STANDARDS

   In September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

   In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"), which provides companies with an option to report selected financial assets and liabilities at fair value. The objective of SFAS 159 is to reduce both complexity in accounting for financial

                       PROSPECT STREET INCOME SHARES, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

instruments and the volatility in earnings caused by measuring related assets and liabilities differently. SFAS 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the Fund's choice to use fair value on its earnings. SFAS 159 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. SFAS 159 does not eliminate disclosure requirements of other accounting standards, including fair value measurement disclosures in SFAS 157. SFAS 159 is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of the previous fiscal year provided that the entity makes that choice in the first 120 days of that fiscal year and also elects to apply the provisions of Statement 157. At this time, management is evaluating the implications of SFAS 159, and its impact on the Fund's financial statements, if any, has not been determined.

(3) INVESTMENT ADVISORY AGREEMENT:

   Highland earned $240,831 in investment advisory fees for the six months ended June 30, 2007. Investment advisory fees paid by the Fund to Highland were calculated at 0.50% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities and preferred stock. On June 30, 2007, the fee payable to the Investment Adviser was $121,585, which is included in the accompanying Statement of Assets and Liabilities. The agreement between the Fund and Highland, however, provides that if the costs and expenses (excluding interest, advisory fee, taxes, brokerage charges and expenses and extraordinary costs and expenses and expenses incident to the public offering of shares other than those offered through the Automatic Dividend Investment Plan) borne by the Fund in any fiscal year exceed 1.50% of average net assets up to $30,000,000 plus 1.00% of average net assets over $30,000,000, the Investment Adviser is obligated to reimburse the Fund for any excess pursuant to the existing advisory agreement. As of June 30, 2007, no such expense reimbursement was required.

(4) PURCHASES AND SALES OF SECURITIES:

   For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities, other than U.S. Government obligations and short-term investments, was approximately $160,177,201 and $160,811,331, respectively.

   The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same of different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

                       PROSPECT STREET INCOME SHARES, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(5) CERTAIN TRANSACTIONS:

   Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

   Directors who are not officers or employees of the Investment Advisor receive fees of $5,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to board meeting attendance. For the six months ended June 30, 2007, the Fund incurred Board of Directors' fees and expenses of $10,413.

(6) DIVIDENDS AND DISTRIBUTIONS:

   Distributions on the Fund's common stock ("Common Stock") are declared based on annual projections of the Fund's net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay quarterly distributions to holders of Common Stock ("Common Stockholders"). As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to Common Stockholders will not exceed net investment income (as defined) allocated to Common Stockholders for income tax purposes.

   For the year ended December 31, 2006, the tax character of distributions paid by the Fund to Common Stockholders were as follows:

        Distributions from net investment income.................  $  4,451,329
        Distributions from paid in capital........................            0
                                                                   ------------
                                                                   $  4,451,329
                                                                   ============
   For the year ended December 31, 2005, the tax character of distributions paid by the Fund to Common Stockholders were as follows:

        Distributions from net investment income................   $  4,534,911
        Distributions from paid in capital......................              0
                                                                   ------------
                                                                   $  4,534,911
                                                                   ============

(7) PREFERRED SHARES

   On July 23, 2001, the Fund issued 1,200 shares of Series T Auction Rate Cumulative Preferred Shares (the "Preferred Shares"), $25,000 liquidation preference, for a total issuance of $30,000,000. All such Preferred Shares were outstanding as of June 30, 2007. The Fund may borrow amounts in the future to increase its use of leverage within the limitations imposed by the 1940 Act. Significant provisions regarding the Preferred Shares are described below.

   REDEMPTION

   The Preferred Shares are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure the failure to meet certain asset coverages, portfolio valuation or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Fund's charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the Preferred Shares.

                       PROSPECT STREET INCOME SHARES, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   DIVIDENDS

   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances, dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days is set forth in the notice designating a special dividend period. At June 30, 2007, the rate on the Preferred Shares was 5.10%.

   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

   VOTING RIGHTS

   The Fund's Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on certain matters as required under the Fund's charter, the 1940 Act and Maryland law.

   LIQUIDATION

   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares ("Preferred Shareholders") are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to Common Stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to Preferred Shareholders of the full preferential amounts, Preferred Shareholders will have no right or claim to any of the remaining assets of the Fund.

(8) SECURITIES LOANS

   The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of June 30, 2007, the market value of securities loaned by the Fund was $14,970,866. The loans were secured with cash collateral of $16,420,930. .

(9) DISCLOSURE OF SIGNIFICANT RISK:
   CREDIT RISK

   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

   INTEREST RATE RISK

   Interest rate risk is the risk that prices of securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

   FOREIGN CURRENCY RISK

   Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions.

                       PROSPECT STREET INCOME SHARES, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(10) 2007 ANNUAL SHAREHOLDER MEETING:

   On May 25, 2007, the Fund held its Annual Meeting of Stockholders ("Meeting"). Stockholders were asked to vote on the election of two Directors to the Board: James F. Leary, designated to be elected by Common Stockholders, and Bryan A. Ward, designated to be elected by Preferred Shareholders. On March 16, 2007, the record date of the Meeting, the Fund had 9,947,104 shares of Common Stock and 1,200 Preferred Shares issued and outstanding. A quorum of the Common Stock and Preferred Shares issued and outstanding was present at the Meeting, and each nominee was elected with a majority of the Common Stock or Preferred Shares, as applicable. The results were as follows:


   PROPOSAL - ELECTION OF CLASS III DIRECTOR - COMMON STOCK
                                                                         COMMON
                                         COMMON      PERCENTAGE OF     STOCK WITH      PERCENTAGE OF
                                       STOCK VOTED   COMMON STOCK       AUTHORITY         COMMON
                 NAME                     FOR           VOTED           WITHHELD        STOCK VOTED
         -------------------------    -------------   -------------    ------------     ---------------
          James F. Leary                7,312,517        97.50%            187,854          2.5%

   PROPOSAL - ELECTION OF CLASS III DIRECTOR - PREFERRED SHARES
                                                                        PREFERRED
                                        PREFERRED     PERCENTAGE OF    SHARES WITH       PERCENTAGE OF
                                        SHARES VOTED  REFERRED SHARES   AUTHORITY          PREFERRED
                 NAME                      FOR           VOTED          WITHHELD          SHARES VOTED
         -------------------------    -------------   -------------    ------------     ---------------
          Bryan A. Ward                     1,181        99.41%               7            0.59%


   The other Directors of the Fund whose terms did not expire in 2007 are R. Joseph Dougherty, Timothy K. Hui and Scott F. Kavanaugh.

                       PROSPECT STREET INCOME SHARES, INC.
                       ADDITIONAL INFORMATION (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

   The Fund has retained Highland to manage its assets pursuant to an Investment Advisory Agreement with Highland (the "Investment Advisory Agreement"), which has been approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Directors"). Following an initial term of two years, the Investment Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Directors, and, in either event, by a majority of the Independent Directors of the Fund casting votes in person at a meeting called for such purpose.

   At a meeting held on May 25, 2007, the Independent Directors, assisted by their independent legal counsel, met in executive session to discuss the terms of the Investment Advisory Agreement. The Independent Directors reviewed various factors discussed in independent counsel's legal memorandum, detailed information provided by Highland and other relevant information and factors, including the following:

   THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY HIGHLAND

   The Independent Directors considered the portfolio management services provided by Highland and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the portfolio management team. The Independent Directors reviewed the management structure, assets under management and investment philosophies and processes of Highland. They also reviewed and discussed Highland's compliance policies and procedures. The Independent Directors concluded that Highland has the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement and that the nature and cost of such advisory services are satisfactory.

   HIGHLAND'S HISTORICAL PERFORMANCE IN MANAGING THE FUND

   The Independent Directors reviewed Highland's historical performance in managing the Fund as provided by Lipper. They noted the Fund's performance relative to certain peer funds as well as the Fund's performance relative to its benchmark. They also noted that during the 12 months ended March 31, 2007, the Fund's common shares earned a return of 11.67%. The Independent Directors noted that they were satisfied with Highland's historical performance in managing the Fund.

   THE COSTS OF THE SERVICES TO BE PROVIDED BY HIGHLAND AND THE PROFITS REALIZED BY HIGHLAND AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND

   The Independent Directors also gave substantial consideration to the fees payable under the Investment Advisory Agreement, including: (1) the basis points paid to Highland under the Investment Advisory Agreement and its administrative arrangements; (2) the expenses Highland incurs in providing advisory services; and (3) a comparison of the fees payable to Highland under the Investment Advisory Agreement to fees payable either to Highland by other funds or to other investment advisers serving other closed-end companies with similar investment programs to that of the Fund. After such review, the Independent Directors determined that the profitability rate to Highland with respect to the Investment Advisory Agreement was fair and reasonable.

                       PROSPECT STREET INCOME SHARES, INC.
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

   THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF STOCKHOLDERS

   The Independent Directors considered the asset levels of the Fund, the information provided by Highland relating to its costs, and information comparing the fee rate charged by Highland with fee rates charged by other unaffiliated investment managers to their clients.

   The Independent Directors concluded that the fee structure is reasonable and would appropriately result in a sharing of economies of scale for the near future in view of the information provided by Highland.

   Following a further discussion by the full Board of the factors above and the merits of the Investment Advisory Agreement and its various provisions, it was noted that in considering the continuance of the Investment Advisory Agreement, no single factor was determinative to the decision of the Board. Rather, after weighing all of the factors and reasons discussed above, the Board determined that the advisory arrangements, including the advisory fees paid to Highland under the Investment Advisory Agreement, are fair and reasonable to the Fund in light of the services that Highland provides, its costs and Fund asset levels.

CERTIFICATIONS

   On June 4, 2007, the Fund filed their Chief Executive Officer Certifications with the New York Stock Exchange pursuant to Section 303A. 12(a) of the New York Stock Exchange Corporate Governance Listing Standards. The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Forms N-CSR and are available on the Securities and Exchange Commission's Web site at http;//www.sec.gov.

                                   This page left blank intentionally.

                            PROSPECT STREET INCOME SHARES, INC.


INVESTMENT ADVISOR
Highland Capital Management, L.P.
13455 Noel Road
Suite 800
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
JPMorgan Chase Tower
2200 Ross Avenue
Suite 1600
Dallas, TX 75201-6778



LEGAL ADVISOR
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

TRANSFER AGENT AND SHAREHOLDERS' SERVICING AGENT
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA  19153



FACTS FOR SHAREHOLDERS:

   Prospect Street Income Shares, Inc. is listed on the New York Stock Exchange under the symbol "CNN". The Wall Street Journal and Wall Street Journal Online publish Friday's closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron's Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund's proxy voting record for the most recent 12-month period ended June 30th, are available (1) without charge, by calling 877-532-2834 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

   The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

   The Fund mails one shareholder  report to each  shareholder  address.  If you
would  like  more  than  one  report,   please  call  shareholder   services  at
1-877-532-2834 and additional reports will be sent to you.

   QUESTIONS REGARDING YOUR ACCOUNT: Please telephone PFPC Inc. at their toll free number 1-800-331-1710 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

   WRITTEN CORRESPONDENCE REGARDING YOUR ACCOUNT: Please address all general shareholder inquiries to PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 (D) MAXIMUM NUMBER
                                                                                   (OR APPROXIMATE
                                                (C)   TOTAL   NUMBER  OF        DOLLAR  VALUE) OF SHARES
                                                SHARES (OR UNITS) PURCHASED           (OR UNITS)
              (A) TOTAL NUMBER     (B) AVERAGE     AS PART  OF PUBLICLY       THAT MAY YET BE  PURCHASED
                OF SHARES OR       PRICE PAID PER   ANNOUNCED  PLANS                  UNDER THE
     PERIOD    UNITS) PURCHASED   SHARE (OR UNIT)     OR PROGRAMS                PLANS OR PROGRAMS
-----------------------------------------------------------------------------------------------------------------------------
January 1, 2007   28,026             $6.1528           28,026                         9,947,104
to January 31,
2007
-----------------------------------------------------------------------------------------------------------------------------
February 1,       ---                 ---              ---                            9,947,104
2007 to
February 28,
2007
-----------------------------------------------------------------------------------------------------------------------------
March 1, 2007     ---                 ---              ---                            9,947,104
to March 31,
2007
-----------------------------------------------------------------------------------------------------------------------------
April 1, 2007     27,846             $6.3419           27,846                         9,947,104
to April 30,
2007
-----------------------------------------------------------------------------------------------------------------------------
May 1, 2007 to    ---                 ---              ---                            9,947,104
May 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to   ---                 ---              ---                            9,947,104
June 30, 2007
-----------------------------------------------------------------------------------------------------------------------------
Total             55,872              $6.2474          55,872                         9,947,104
-----------------------------------------------------------------------------------------------------------------------------


a. The date each plan or program was announced: Purchases were made pursuant to an Automatic Dividend Reinvestment Plan that was last filed with the SEC on July 13, 2001.

b.       The dollar  amount (or share or unit  amount)  approved:  None.

c.       The expiration date (if any) of each plan or program: None.

d. Each plan or program that has expired during the period covered by the table: None.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. : None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PROSPECT STREET(R) INCOME SHARES INC.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              AUGUST 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              AUGUST 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                          M. Jason Blackburn,  Chief Financial Officer
                          (principal financial officer)

Date              AUGUST 24, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.